Leases - Operating Leases (Details) - Operating Leases [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	$ 56,236
2024	44,991
2025	38,362
2026	38,251
2027	37,463
2028 and thereafter	186,416
Total	401,719
Operating lease liabilities, including current portion	311,115	$ 243,804
Discount based on incremental borrowing rate	$ 90,604